Income taxes - Schedule of Differences in Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income before income taxes	$ 223,618	$ 202,378	$ 79,692
Income tax expense at applicable statutory Greek Federal tax rate, 22%	49,196	44,523	17,532
Foreign tax rate differences	(182)	(502)	(295)
State income taxes, net of federal tax effect	9,962	8,092	2,460
Mineral deposit depletion	(3,917)	(5,128)	(3,422)
Unrecognized deferred tax assets	1,514	0	0
Other	971	149	696
Income tax expense	$ 57,544	$ 47,134	$ 16,971
Effective tax rate	25.70%	23.30%	21.30%